Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions		6 Months Ended
	Jun. 01, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Non-current liabilities
Trade and other payables		$ (1,207)		$ (1,522)
Current liabilities
Consideration paid/(received)	$ 10,838
Acquisitions [member]
Non-current assets
Property, plant and equipment			$ 3
Intangible assets			14
Current assets
Inventories			5
Trade and other receivables			3
Non-current liabilities
Interest-bearing loans and borrowings			(1)
Trade and other payables			(24)
Current liabilities
Interest-bearing loans and borrowings			(1)
Trade and other payables			(5)
Net identifiable assets and liabilities			(6)
Goodwill on acquisitions and goodwill disposed of			73
Consideration to be (paid)/received			(8)
Net cash paid/(received) on prior years acquisitions/(disposals)		210	145
Consideration paid/(received)		210	204
Net cash outflow / (inflow)		210	$ 204
Disposals [member]
Non-current assets
Property, plant and equipment		(5)
Current assets
Inventories		(7)
Trade and other receivables		(6)
Cash and cash equivalents		(5)
Current liabilities
Trade and other payables		10
Net identifiable assets and liabilities		(13)
Loss/(gain) on disposal		1
Consideration paid/(received)		(12)
Cash (acquired)/disposed of		5
Net cash outflow / (inflow)		$ (7)